Segments (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenue, Major Customer [Line Items]
Total revenues	$ 16,120,797	$ 15,658,704	$ 19,942,266
Operating Segments | United States and Canada
Revenue, Major Customer [Line Items]
Total revenues	3,314,354	3,030,249	3,382,387
Operating Segments | Rest of the world
Revenue, Major Customer [Line Items]
Total revenues	629,882	386,610	481,871
Operating Segments | INDIA
Revenue, Major Customer [Line Items]
Total revenues	$ 12,176,561	$ 12,241,845	$ 16,078,008